Summary of Significant Accounting Policies - Schedule of Segment Revenue, Segment Profit or Loss, and Significant Segment Expenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Segment Revenue, Segment Profit or Loss, and Significant Segment Expenses [Abstract]
Segment revenues		$ 7,615,307	$ 1,369,855
Cost of revenues		6,144,926	1,117,770
Segment gross profit		1,470,381	252,085
Payroll and payroll tax expenses		166,051	50,082
Legal and accounting expenses		99,363	12,267
Rent expense		46,572	15,114
Other segment items	[1]	48,930	14,495
Depreciation and amortization		18,762	6,042
Interest expense		3,115	967
Income tax expense		309,352	1,925
Segment net income		778,236	151,193
Reconciliation of profit or loss
Adjustments and reconciling items
Consolidated net income		$ 778,236	$ 151,193

[1]	Other segment items include marketing expense, travel expense, office expense, and other overhead expenses.